18. Taxes recoverable/payable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax liabilities	R$ 200,563	R$ 183,965
Cofins and Pasep
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax liabilities	82,381	74,034
INSS (Social Security contribution)
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax liabilities	38,871	35,365
IRRF (Withholding income tax on financial investments)
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax liabilities	66,825	58,204
Other
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax liabilities	R$ 12,486	R$ 16,362